CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2022
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 23 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of December 31, 2022 and 2021, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

CHINA LIBERAL EDUCATION HOLDINGS LIMITED

PARENT COMPANY BALANCE SHEET

	2022	2021
ASSETS
Current assets
Prepaid expenses and other current assets	-	$23,713

Non-current assets
Investment in subsidiaries	84,026,689	41,934,675
Total assets	$84,026,689	$41,958,388

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities
Contingent consideration	21,515,801	-
Due to a related party	9,415	-
Accrued expenses and other current liabilities	17,172	-
Total liabilities	$21,542,388	-

COMMITMENT AND CONTINGENCIES

SHAREHOLDERS' EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 31,598,333 and 13,848,333 shares issued and outstanding at December 31, 2022 and 2021, respectively	31,598	13,848
Additional paid-in capital	63,191,010	40,686,311
(Accumulated deficits) retained earnings	(738,307)	1,258,229
Total shareholders’ equity	62,484,301	41,958,388
	,	,
Total liabilities and shareholders’ equity	$84,026,689	$41,958,388

CHINA LIBERAL EDUCATION HOLDINGS LIMITED

PARENT COMPANY STATEMENTS OF INCOME

	For the years ended December 31,
	2022	2021	2020
Operating expenses:
General and administrative expenses	$(3,471,403)	$(3,016,735)	($488,735)

Other expenses
Other expenses	-	-	(10)
Loss from operations	$(3,471,403)	$(3,016,735)	$(488,745)
Equity in earnings of subsidiaries	1,474,867	1,998,855	2,168,995
Net (loss) income and comprehensive (loss) income attributable to the Company	$(1,996,536)	$(1,017,880)	$1,680,250

CHINA LIBERAL EDUCATION HOLDINGS LIMITED

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years ended December 31,
	2022	2021	2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(1,996,536)	$(1,017,880)	$1,680,250
Share-based compensation	2,832,500	-	-
Adjustments to reconcile net loss to net provided by (used in) operating activities
Equity in earnings of subsidiaries	1,474,867	(2,168,995)	(437,904)
Prepaid expenses and other current assets	23,713	(55,639)	-
Accrued expenses and other current liabilities	17,171	-	-
Net cash provided by (used in) operating activities	2,351,715	(3,242,514)	-

Cash flow from financing activities
Investment in subsidiaries	(14,341,664)	(2,162,937)	-
Net proceeds from issuance of ordinary shares	11,989,949	5,405,451	-
Net cash (used in) provided by financing activities	(2,351,715)	3,242,514	-
Change in cash	-	-	-
Cash, beginning of year	-	-	-
Cash, end of year	-	-	-